Grants and other liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of June 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Grants	940,975	970,557
Other Liabilities	311,374	293,187
Grants and other non-current liabilities	1,252,349	1,263,744